Stock Based Compensation Plans: (Details 1) - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation Plansdetails [Abstract]
Options outstanding - beginning of period	3,357,000	5,643,500
Weighted average exercise price - options outstanding	$ 2.84	$ 2.43
Options granted	5,152,500
Weighted average exercise price - options granted	$ 3.16
Options exercised	(137,500)	(2,273,000)
Weighted average exercise price - options exercised	$ 2.89	$ 1.82
Options expired	(1,469,500)
Weighted average exercise price - options expired	$ 2.89
Options outstanding - end of period	6,902,500	3,370,500
Weighted average exercise price - options outstanding	$ 3.07	$ 2.85
Options exercisable - end of period	5,877,502	3,345,500
Weighted average exercise price - options exercisable	$ 3.05	$ 2.84